Other Non-Current Assets	12 Months Ended
Mar. 31, 2024
Critical Accounting Judgements, Assessments, and Assumptions [Abstract]
OTHER NON-CURRENT ASSETS

NOTE 10B — Other non-current assets

Other non-current assets consist of the following:

	As of March 31, 2024	As of March 31, 2023
	(US$)	(US$)
Capital advances for property, plant and equipment	$8,747,601	8,714,907